Guarantor (Statement of Financial Position - Paranthetical) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Guarantee Obligations [Line Items]
Cash and equivalents	$ 70,483
Investment in Subsidiaries [Member]
Guarantee Obligations [Line Items]
Cash and equivalents	40,100
Discontinued Operations [Member] | Investment in Subsidiaries [Member]
Guarantee Obligations [Line Items]
Net assets	$ 40,000